Loans and advances to banks	12 Months Ended
Dec. 31, 2020
Loans and advances to banks [Abstract]
Loans and advances to banks

3 Loans and advances to banks

Loans and advances to banks
	Netherlands		Rest of the world		Total
	2020	2019	2020	2019	2020	2019
Loans	7,442	13,641	17,939	21,499	25,381	35,140
Cash advances, overdrafts and other balances	0	0	6	4	6	5
	7,442	13,641	17,945	21,504	25,387	35,145

Loan loss provisions	-10	-6	-13	-3	-23	-9
	7,432	13,635	17,933	21,501	25,364	35,136

Loans include balances (mainly short-term deposits) with central banks amounting to EUR 2,519 million (2019: EUR 3,185 million).

As at 31 December 2020, Loans include receivables related to finance lease contracts amounting to EUR 6 million (2019: EUR 24 million). Reference is made to Note 7 ‘Loans and advances to customers’ for information on finance lease receivables.

As at 31 December 2020, all loans and advances to banks are non-subordinated.